Note 4 - Revenue and Segmental Information - Segment Analysis (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 25, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 13,617	$ 48,710	$ 43,545	$ 39,036	$ 33,647
Costs of sales		(11,960)	(40,885)	(37,452)	(32,726)	(28,524)
Gross profit		1,657	7,825	6,093	6,310	5,123
General and administrative expenses		(1,291)	(5,479)	(7,195)	(7,685)	(12,814)
Gain/(loss) on solar development	$ 400	38	1,589	2,668	(2,615)	1,356
Depreciation and amortization		(437)	(1,766)		(1,420)	(1,260)
Operating profit/(loss)		(33)	2,169	(5,217)	(5,410)	(7,595)
Restructuring and other non-recurring costs		(525)	(3,410)	(2,404)	(2,017)	(1,873)
Finance expense – net		(796)	(3,149)		(3,239)	(3,386)
Profit/(loss) before income tax		(1,354)	(4,390)	(10,966)	(10,666)	(34,137)
Income tax		(92)	(713)	(353)	(557)	6,258
Profit/(loss) for the period		(1,446)	(5,103)	(11,319)	(11,223)	(27,879)
Revenue		13,617	48,710		39,036	33,647
Impairment of assets						(10,191)
Impairment of goodwill						(11,092)
Assets		73,109	62,380	73,109	65,395	76,312
Liabilities		(50,593)	(44,490)	(50,593)	(41,410)	(39,309)
Net assets/(liabilities)		22,516	17,890	22,516	23,985	37,003
Solar development segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		13,484	48,638
Costs of sales		(11,864)	(40,865)		(32,317)	(27,482)
Gross profit		1,620	7,773		5,483	4,325
General and administrative expenses		(567)	(2,745)		(2,823)	(2,173)
Gain/(loss) on solar development		5	41		(30)	213
Depreciation and amortization		(422)	(1,718)		(1,272)	(1,233)
Operating profit/(loss)		636	3,351		1,358	1,132
Restructuring and other non-recurring costs		(15)	(124)		(8)	(335)
Finance expense – net		(358)	(1,436)		(1,354)	(1,283)
Profit/(loss) before income tax		263	1,791		(4)	(486)
Income tax		(92)	15		(572)	(85)
Profit/(loss) for the period		171	1,806		(576)	(571)
Revenue					37,800	31,807
Impairment of assets
Impairment of goodwill
Assets		45,881	38,519	45,881	35,472	34,421
Liabilities		(21,171)	(14,481)	(21,171)	(13,603)	(6,473)
Net assets/(liabilities)		24,710	24,038	24,710	21,869	27,948
Power services segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		133	69
Costs of sales		(96)	(20)		(409)	(1,042)
Gross profit		37	49		827	798
General and administrative expenses		(206)	(469)		(2,148)	(6,468)
Gain/(loss) on solar development		41	1,548		(2,585)	1,143
Depreciation and amortization		(14)	(45)		(140)	(19)
Operating profit/(loss)		(142)	1,083		(4,046)	(4,546)
Restructuring and other non-recurring costs		(39)	(1,296)		7	(964)
Finance expense – net		(49)	(9)		(221)	(400)
Profit/(loss) before income tax		(230)	(222)		(4,260)	(27,193)
Income tax			(728)		15	6,291
Profit/(loss) for the period		(230)	(950)		(4,245)	(20,902)
Revenue					1,236	1,840
Impairment of assets						(10,191)
Impairment of goodwill						(11,092)
Assets		26,534	22,965	26,534	29,538	41,270
Liabilities		(5,766)	(1,697)	(5,766)	(6,085)	(11,101)
Net assets/(liabilities)		20,768	21,268	20,768	23,453	30,169
Corporate office segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers			3
Costs of sales
Gross profit			3
General and administrative expenses		(518)	(2,265)		(2,714)	(4,173)
Gain/(loss) on solar development		(8)
Depreciation and amortization		(1)	(3)		(8)	(8)
Operating profit/(loss)		(527)	(2,265)		(2,722)	(4,181)
Restructuring and other non-recurring costs		(471)	(1,990)		(2,016)	(574)
Finance expense – net		(389)	(1,704)		(1,664)	(1,703)
Profit/(loss) before income tax		(1,387)	(5,959)		(6,402)	(6,458)
Income tax						52
Profit/(loss) for the period		(1,387)	(5,959)		(6,402)	(6,406)
Revenue
Impairment of assets
Impairment of goodwill
Assets		694	896	694	385	621
Liabilities		(23,656)	(28,312)	(23,656)	(21,722)	(21,735)
Net assets/(liabilities)		$ (22,962)	$ (27,416)	$ (22,962)	$ (21,337)	$ (21,114)